Notes Payable and Subordinated Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable and Subordinated Borrowings
Notes Payable and Subordinated Borrowings
On March 30, 2016, the Company issued an aggregate of $170,000 of senior notes, including: $38,000 aggregate principal amount of its 4.88% Series A senior notes due 2021 (the "Series A Notes"), $67,000 aggregate principal amount of its 5.23% Series B senior notes due 2023 (the "Series B Notes"), $48,000 aggregate principal amount of its 5.48% Series C senior notes due 2026 (the "Series C Notes") and $17,000 aggregate principal amount of its 5.58% Series D senior notes due 2028 (the "Series D Notes" and together with the Series A Notes, the Series B Notes and the Series C Notes, the "Private Placement Notes"), pursuant to a note purchase agreement (the "Note Purchase Agreement") dated as of March 30, 2016, among the Company and the purchasers party thereto in a private placement exempt from registration under the Securities Act of 1933.
Interest on the Private Placement Notes is payable semi-annually and the Private Placement Notes are guaranteed by certain of the Company's domestic subsidiaries. The Company may, at its option, prepay all, or from time to time any part of, the Private Placement Notes (without regard to Series), in an amount not less than 5% of the aggregate principal amount of the Private Placement Notes then outstanding at 100% of the principal amount thereof plus an applicable "make-whole amount." Upon the occurrence of a change of control, the holders of the Private Placement Notes will have the right to require the Company to prepay the entire unpaid principal amounts held by each holder of the Private Placement Notes plus accrued and unpaid interest to the prepayment date. The Note Purchase Agreement contains customary covenants, including financial covenants requiring compliance with a maximum leverage ratio, a minimum tangible net worth and a minimum interest coverage ratio, and customary events of default. As of December 31, 2016, the Company was in compliance with all of these covenants.
The Company used $120,000 of the net proceeds from the Private Placement Notes to repay outstanding borrowings under the senior credit facility with Mizuho Bank, Ltd. ("Mizuho") on March 30, 2016 and used the remaining net proceeds for general corporate purposes.
Notes Payable is comprised of the following as of December 31, 2016:

Note	Maturity Date	Effective Annual Interest Rate	Carrying Value as of December 31, 2016 (a)
Evercore Inc. 4.88% Series A Senior Notes	3/30/2021	5.16%	$37,597
Evercore Inc. 5.23% Series B Senior Notes	3/30/2023	5.44%	66,254
Evercore Inc. 5.48% Series C Senior Notes	3/30/2026	5.64%	47,445
Evercore Inc. 5.58% Series D Senior Notes	3/30/2028	5.72%	16,801
Total			$168,097
(a) Carrying value has been adjusted to reflect the presentation of debt issuance costs as a direct reduction from the related liability.
The Company has subordinated borrowings, principally with an executive officer of the Company, due on October 31, 2019. These borrowings have a coupon of 5.5%, payable semi-annually. In April 2016, the Company repaid $6,000 of the original borrowings pursuant to a separate agreement. The Company had $16,550 and $22,550 in subordinated borrowings pursuant to these agreements as of December 31, 2016 and 2015, respectively. In February 2017, the Company repaid $6,000 of the original borrowings.
As of December 31, 2016, the future payments required on the Notes Payable and Subordinated Borrowings, including principal and interest were as follows:

2017	$9,847
2018	9,847
2019	26,250
2020	8,937
2021	46,010
Thereafter	155,261
Total	$256,152